12. Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred tax expense (benefit)	$ (172,562)	$ (172,374)
Deferred Income Tax Charges [Member]
Depreciation	64,758	(82,902)
Mortgage servicing rights	(28,011)	(6,421)
Deferred compensation	(58,194)	(26,169)
Bad debts	(90,633)	(36,042)
Non-accrual loan interest	0	13,731
Limited partnership amortization	7,865	56,890
Investment in CFSG Partners	13,187	20,182
Core deposit intangible	(92,716)	(92,716)
Loan fair value	(7,514)	(9,951)
OREO write down	6,460	(10,370)
Other	12,236	1,394
Deferred tax expense (benefit)	$ (172,562)	$ (172,374)